Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities and Other Payables [Abstract]
Schedule of accrued liabilities and other payables
	December 31,
	2017	2016
Bonus payables	$1,529,791	$982,178
VAT and other taxes payables	1,677,755	932,775
Other accrued liabilities	1,517,277	1,688,518
Total accrued liabilities and other payables	$4,724,823	$3,603,471